CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME [Abstract]
Net loss	$ (110,503)	$ (185,352)	$ (221,657)
Other comprehensive income (loss), net of tax:
Foreign currency translation	9,585	(10,994)	(7,777)
Net unrealized gain (loss) on available-for-sale investments, net of tax of $nil for the years ended December 31, 2015, 2016 and 2017, respectively	3,891	(18,518)	40,695
Transfer to statements of operations of realized gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2015, 2016 and 2017, respectively	(3,243)	(729)	(3,568)
Other comprehensive income (loss)	10,233	(30,241)	29,350
Comprehensive loss	(100,270)	(215,593)	(192,307)
Less: Comprehensive loss attributable to noncontrolling interest	76		1,529
Comprehensive loss attributable to Renren Inc.	$ (100,194)	$ (215,593)	$ (190,778)